Cash and Balances Due from Banks (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Cash and Due from Banks [Abstract]
Cash on Hand and Cash Items	$ 9,974,663	$ 10,531,340
Noninterest-Bearing Deposits with Other Banks	14,498,207	15,160,265
Cash and balances due from banks	24,472,870	25,691,605
Reserve balances	$ 1,278,000	$ 1,252,000